Fair Value [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis [Table Text Block]

	March 31, 2014
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥20,102,994	¥8,075,408	¥658,917	¥28,837,319
Debt securities
Japanese national government and Japanese government agency bonds	5,688,374	235,944	—	5,924,318
Japanese prefectural and municipal bonds	—	89,017	—	89,017
Foreign governments and official institutions bonds	13,133,023	1,784,478	15,450	14,932,951
Corporate bonds	—	3,160,057	132,518	3,292,575
Residential mortgage-backed securities	—	1,483,547	11,601	1,495,148
Asset-backed securities	—	215,686	439,664	655,350
Other debt securities	—	20,285	32,565	52,850
Commercial paper	—	794,868	—	794,868
Equity securities(2)	1,281,597	291,526	27,119	1,600,242
Trading derivative assets	90,740	11,640,992	77,224	11,808,956
Interest rate contracts	22,677	8,565,213	28,202	8,616,092
Foreign exchange contracts	507	2,909,201	6,471	2,916,179
Equity contracts	50,425	65,827	32,434	148,686
Commodity contracts	17,131	43,826	10,102	71,059
Credit derivatives	—	56,925	15	56,940
Investment securities:
Available-for-sale securities	45,302,514	6,038,450	544,688	51,885,652
Debt securities
Japanese national government and Japanese government agency bonds	39,852,612	1,736,397	—	41,589,009
Japanese prefectural and municipal bonds	—	203,131	—	203,131
Foreign governments and official institutions bonds	794,822	324,952	151,647	1,271,421
Corporate bonds	—	1,485,280	75,849	1,561,129
Residential mortgage-backed securities	—	961,337	19,258	980,595
Commercial mortgage-backed securities	—	197,034	3,112	200,146
Asset-backed securities	—	948,168	109,876	1,058,044
Other debt securities	—	—	184,946	184,946
Marketable equity securities	4,655,080	182,151	—	4,837,231
Other investment securities	—	—	26,201	26,201
Others(3)(4)	489,356	28,169	5,598	523,123

Total	¥65,985,604	¥25,783,019	¥1,312,628	¥93,081,251

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥189,524	¥4,719	¥—	¥194,243
Trading derivative liabilities	108,059	11,611,316	68,360	11,787,735
Interest rate contracts	25,293	8,481,947	14,526	8,521,766
Foreign exchange contracts	3,997	2,981,272	13,509	2,998,778
Equity contracts	57,464	57,892	28,239	143,595
Commodity contracts	21,305	30,029	10,724	62,058
Credit derivatives	—	60,176	1,362	61,538
Obligation to return securities received as collateral	3,914,441	57,013	—	3,971,454
Others(5)	—	612,124	92,867	704,991

Total	¥4,212,024	¥12,285,172	¥161,227	¥16,658,423

	March 31, 2015
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,812,037	¥9,513,664	¥860,418	¥30,186,119
Debt securities
Japanese national government and Japanese government agency bonds	3,801,877	235,175	—	4,037,052
Japanese prefectural and municipal bonds	—	141,390	—	141,390
Foreign governments and official institutions bonds	14,674,376	1,661,959	66,197	16,402,532
Corporate bonds	—	3,944,861	96,918	4,041,779
Residential mortgage-backed securities	—	1,679,135	38,730	1,717,865
Asset-backed securities	—	233,147	586,635	819,782
Other debt securities	—	13,369	37,812	51,181
Commercial paper	—	1,194,922	—	1,194,922
Equity securities(2)	1,335,784	409,706	34,126	1,779,616
Trading derivative assets	151,217	16,446,522	121,045	16,718,784
Interest rate contracts	50,492	11,342,398	42,373	11,435,263
Foreign exchange contracts	3,317	4,850,363	12,884	4,866,564
Equity contracts	97,408	101,212	51,830	250,450
Commodity contracts	—	82,464	13,819	96,283
Credit derivatives	—	70,085	139	70,224
Investment securities:
Available-for-sale securities	39,455,720	7,632,847	401,837	47,490,404
Debt securities
Japanese national government and Japanese government agency bonds	32,214,231	3,191,401	—	35,405,632
Japanese prefectural and municipal bonds	—	194,415	—	194,415
Foreign governments and official institutions bonds	1,126,729	526,126	29,649	1,682,504
Corporate bonds	—	1,236,340	19,284	1,255,624
Residential mortgage-backed securities	—	931,635	93	931,728
Commercial mortgage-backed securities	—	203,797	3,785	207,582
Asset-backed securities	—	1,079,317	166,723	1,246,040
Other debt securities	—	—	182,303	182,303
Marketable equity securities	6,114,760	269,816	—	6,384,576
Other investment securities	—	—	22,537	22,537
Others(3)(4)	327,360	14,036	4,540	345,936

Total	¥59,746,334	¥33,607,069	¥1,410,377	¥94,763,780

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥82,743	¥15,720	¥—	¥98,463
Trading derivative liabilities	154,767	16,694,360	81,795	16,930,922
Interest rate contracts	42,790	11,284,872	13,299	11,340,961
Foreign exchange contracts	2,930	5,168,200	4,483	5,175,613
Equity contracts	109,047	90,285	45,924	245,256
Commodity contracts	—	82,718	14,752	97,470
Credit derivatives	—	68,285	3,337	71,622
Obligation to return securities received as collateral	2,476,588	174,563	—	2,651,151
Others(5)	—	711,055	36,293	747,348

Total	¥2,714,098	¥17,595,698	¥118,088	¥20,427,884

Notes:

(1)	Includes securities measured under the fair value option.
(2)	Includes investments valued at net asset value of ¥28,922 million and ¥27,266 million at March 31, 2014 and 2015, respectively. The unfunded commitments related to these investments at March 31, 2014 and 2015 were ¥11,373 million and ¥7,206 million, respectively. These investments were mainly hedge funds.
(3)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2014 were ¥1,669 million, ¥1,232 million and ¥2,441 million, respectively, and those at March 31, 2015 were ¥1,740 million, nil and ¥1,883 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2014 were nil, ¥104 million and ¥1,871 million, respectively, and those at March 31, 2015 were nil, nil and ¥1,790 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers between Level 1 and Level 2 [Table Text Block]

	Fiscal years ended March 31,
	2014		2015
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥7,420	¥—	¥—	¥—
Equity securities	13,762	—	—	3,605
Investment securities:
Available-for-sale securities
Japanese national government and Japanese government agency bonds	—	—	1,694,554	—
Marketable equity securities	19,011	13,252	9,528	9,705
Liabilities
Obligation to return securities received as collateral	—	—	106,197	—

Note:

(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2013	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)	Transfers out of Level 3(5)		March 31, 2014	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2014
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥631,113	¥50,809	(2)	¥—	¥499,143	¥—	¥(302,363)	¥(173,816)	¥12,574	¥(58,543)		¥658,917	¥36,144	(2)
Debt securities
Foreign governments and official institutions bonds	96,255	4,905		—	65,828	—	(72,059)	(32,354)	2,414	(49,539)		15,450	232
Corporate bonds	77,089	4,916		—	100,011	—	(43,326)	(7,242)	10,074 (6)	(9,004	)(6)	132,518	4,922
Residential mortgage-backed securities	9,881	1,187		—	83,179	—	(81,698)	(948)	—	—		11,601	702
Asset-backed securities	396,071	32,794		—	245,342	—	(101,271)	(133,272)	—	—		439,664	27,252
Other debt securities	29,526	3,039		—	—	—	—	—	—	—		32,565	3,039
Equity securities	22,291	3,968		—	4,783	—	(4,009)	—	86	—		27,119	(3)
Trading derivatives—net	(20,466)	30,791	(2)	(3,463)	4,732	(4,889)	—	(2,252)	15,116	(10,705)		8,864	15,146	(2)
Interest rate contracts—net	(2,250)	19,554		714	878	—	—	(4,762)	6,712	(7,170)		13,676	14,695
Foreign exchange contracts—net	(16,806)	9,615		(3,835)	770	(1,215)	—	(431)	8,432	(3,568)		(7,038)	460
Equity contracts—net	1,381	4,125		34	1,323	(1,323)	—	(1,345)	—	—		4,195	202
Commodity contracts—net	(804)	109		(10)	1,761	(2,351)	—	668	(28)	33		(622)	809
Credit derivatives—net	(1,987)	(2,612)		(366)	—	—	—	3,618	—	—		(1,347)	(1,020)
Investment securities:
Available-for-sale securities	472,127	3,950	(3)	51,538	256,776	—	(10,961)	(218,806)	4,744	(14,680)		544,688	(869	)(3)
Debt securities
Foreign governments and official institutions bonds	148,722	—		3,393	5,574	—	—	(6,042)	—	—		151,647	—
Corporate bonds	92,846	4,059		(51)	5,046	—	(1,367)	(14,772)	4,744 (6)	(14,656	)(6)	75,849	(873)
Residential mortgage-backed securities	21,492	3		83	3,015	—	(609)	(4,726)	—	—		19,258	—
Commercial mortgage-backed securities	39	—		(153)	3,265	—	(39)	—	—	—		3,112	—
Asset-backed securities	102,250	(120)		17,636	178,735	—	(8,751)	(179,874)	—	—		109,876	4
Other debt securities	106,714	—		30,630	61,118	—	(195)	(13,321)	—	—		184,946	—
Marketable equity securities	64	8		—	23	—	—	(71)	—	(24)		—	—
Other investment securities	24,795	1,751	(4)	14	2,879	—	(2,126)	(2)	—	(1,110)		26,201	1,258	(4)
Others	8,418	432	(4)	—	336	—	(3,588)	—	—	—		5,598	163	(4)

Total	¥1,115,987	¥87,733		¥48,089	¥763,866	¥(4,889)	¥(319,038)	¥(394,876)	¥32,434	¥(85,038)		¥1,244,268	¥51,842

Liabilities
Others	121,932	(19,097	)(4)	(24,145)	—	302	—	(28,498)	(10)	(44,101)		92,867	(10,707	)(4)

Total	¥121,932	¥(19,097)		¥(24,145)	¥—	¥302	¥—	¥(28,498)	¥(10)	¥(44,101)		¥92,867	¥(10,707)

	March 31, 2014	Total gains (losses) for the period				Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		March 31, 2015	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2015
		Included in earnings		Included in other comprehensive income	Purchases
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥658,917	¥113,247	(2)	¥—	¥765,670	¥—	¥(461,312)	¥(169,549)	¥97,159		¥(143,714)		¥860,418	¥94,456	(2)
Debt securities
Foreign governments and official institutions bonds	15,450	12,980		—	119,117	—	(62,758)	(69,405)	51,849		(1,036)		66,197	9,331
Corporate bonds	132,518	5,810		—	66,604	—	(3,207)	(8,252)	45,300	(6)	(141,855	)(6)	96,918	4,653
Residential mortgage-backed securities	11,601	7,855		—	216,367	—	(188,947)	(7,323)	—		(823)		38,730	5,785
Asset-backed securities	439,664	79,961		—	349,105	—	(197,526)	(84,569)	—		—		586,635	69,443
Other debt securities	32,565	5,247		—	—	—	—	—	—		—		37,812	5,247
Equity securities	27,119	1,394		—	14,477	—	(8,874)	—	10		—		34,126	(3)
Trading derivatives—net	8,864	29,689	(2)	662	5,745	(3,929)	—	(3,851)	9,026		(6,956)		39,250	24,869	(2)
Interest rate contracts—net	13,676	17,473		344	37	(23)	—	(349)	2,780		(4,864)		29,074	7,124
Foreign exchange contracts—net	(7,038)	10,164		159	4,358	(2,009)	—	(984)	6,246		(2,495)		8,401	14,964
Equity contracts—net	4,195	4,924		274	449	(449)	—	(3,487)	—		—		5,906	4,700
Commodity contracts—net	(622)	(484)		84	901	(1,448)	—	233	—		403		(933)	1,356
Credit derivatives—net	(1,347)	(2,388)		(199)	—	—	—	736	—		—		(3,198)	(3,275)
Investment securities:
Available-for-sale securities	544,688	(2,958	)(3)	50,268	272,001	—	(23,691)	(294,201)	1,969		(146,239)		401,837	(2,946	)(3)
Debt securities
Foreign governments and official institutions bonds	151,647	—		5,469	1,942	—	—	(2,241)	—		(127,168)		29,649	—
Corporate bonds	75,849	(551)		(312)	9,231	—	(6,053)	(41,778)	1,969	(6)	(19,071	)(6)	19,284	(2,966)
Residential mortgage-backed securities	19,258	11		192	—	—	(17,638)	(1,730)	—		—		93	—
Commercial mortgage-backed securities	3,112	—		747	—	—	—	(74)	—		—		3,785	—
Asset-backed securities	109,876	(2,418)		20,328	242,349	—	—	(203,412)	—		—		166,723	20
Other debt securities	184,946	—		23,844	18,479	—	—	(44,966)	—		—		182,303	—
Marketable equity securities	—	—		—	—	—	—	—	—		—		—	—
Other investment securities	26,201	9,826	(4)	—	2,298	—	(15,788)	—	—		—		22,537	620	(4)
Others	5,598	1,761	(4)	—	485	—	(2,999)	(305)	—		—		4,540	756	(4)

Total	¥1,244,268	¥151,565		¥50,930	¥1,046,199	¥(3,929)	¥(503,790)	¥(467,906)	¥108,154		¥(296,909)		¥1,328,582	¥117,755

Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥305	¥—	¥—	¥(305)	¥—		¥—		¥—	¥—
Others	92,867	(48,852	)(4)	(3,456)	—	554	—	(41,834)	8,423		(76,025)		36,293	(13,945	)(4)

Total	¥92,867	¥(48,852)		¥(3,456)	¥305	¥554	¥—	¥(42,139)	¥8,423		¥(76,025)		¥36,293	¥(13,945)

Notes:

(1)	Includes Trading securities under fair value option.
(2)	Included in Trading account profits (losses)—net and in Foreign exchange losses—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits (losses)—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
(6)	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable creditworthiness inputs of the private placement bonds.

Quantitative Information about Level 3 Fair Value Measurements [Table Text Block]

March 31, 2014	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥6,876	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.6%~48.3%	37.3%
			Correlation between interest rates	42.1%~59.8%	58.1%
	23,983	Return on equity method	Probability of default	0.3%~1.9%	0.9%
			Recovery rate	60.0%~80.0%	73.0%
			Market-required return on capital	8.0%~10.0%	9.4%
Corporate bonds	126,101	Discounted cash flow	Probability of default	0.1%~14.0%	0.9%
			Recovery rate	14.0%~68.4%	40.7%
	269	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.6%~44.6%	36.9%
			Correlation between interest rates	52.2%~59.8%	59.5%
	9,064	Internal model	Liquidity premium	1.5%~2.5%	2.3%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	90,420	Discounted cash flow	Probability of default	4.6%~5.1%	5.0%
			Recovery rate	65.0%~76.0%	68.0%
	430,386	Internal model	Asset correlations	11.0%~14.0%	13.7%
			Discount factor	1.5%~5.8%	1.9%
			Prepayment rate	4.5%~44.8%	40.9%
			Probability of default	0.0%~88.8%	— (3)
			Recovery rate	54.5%~79.2%	77.7%
Other debt securities	32,565	Discounted cash flow	Liquidity premium	0.6%~0.8%	0.8%
	182,613	Return on equity method	Probability of default	0.0%~25.0%	0.7%
			Recovery rate	25.0%~90.0%	66.9%
			Market-required return on capital	8.0%~10.0%	9.7%

March 31, 2014	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	12,366	Option model	Probability of default	0.0	%~14.0%
			Correlation between interest rates	22.8	%~99.4%
			Correlation between interest rate and foreign exchange rate	31.2	%~48.3%
			Recovery rate	40.0	%~47.0%
			Volatility	27.1	%~39.5%
Foreign exchange contracts—net	(7,038)	Option model	Probability of default	0.1	%~14.0%
			Correlation between interest rates	38.8	%~78.7%
			Correlation between interest rate and foreign exchange rate	31.2	%~58.7%
			Correlation between underlying assets	49.9	%~85.0%
			Recovery rate	40.0	%~47.0%
Equity contracts—net	4,548	Option model	Correlation between interest rate and equity	24.9	%~49.0%
Credit derivative contracts—net	(1,347)	Option model	Recovery rate	37.0	%~37.0%
			Correlation between underlying assets	11.4	%~87.3%

March 31, 2015	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥5,290	Monte Carlo method	Correlation between interest rate and foreign exchange rate	25.9%~52.9%	41.4%
			Correlation between interest rates	37.5%~54.0%	51.6%
	29,649	Return on equity method	Probability of default	0.0%~0.9%	0.2%
			Recovery rate	60.0%~80.0%	72.0%
			Market-required return on capital	8.0%~10.0%	9.8%
Corporate bonds	11,018	Discounted cash flow	Probability of default	5.0%~13.4%	7.0%
			Recovery rate	17.4%~67.6%	51.6%
	171	Monte Carlo method	Correlation between interest rate and foreign exchange rate	25.9%~52.9%	42.8%
			Correlation between interest rates	45.9%~54.0%	52.7%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	150,588	Discounted cash flow	Probability of default	2.8%~5.3%	4.4%
			Recovery rate	60.0%~76.0%	64.8%
	560,800	Internal model	Asset correlations	11.0%~15.0%	14.7%
			Discount factor	1.5%~7.3%	1.8%
			Prepayment rate	5.3%~25.9%	24.6%
			Probability of default	0.0%~83.7%	— (3)
			Recovery rate	49.0%~69.5%	68.5%
Other debt securities	37,812	Discounted cash flow	Liquidity premium	0.6%~0.8%	0.8%
	180,239	Return on equity method	Probability of default	0.0%~25.0%	0.5%
			Recovery rate	40.0%~90.0%	68.9%
			Market-required return on capital	8.0%~10.0%	10.0%

March 31, 2015	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	27,962	Option model	Probability of default	0.0%~13.4%
			Correlation between interest rates	10.3%~99.0%
			Correlation between interest rate and foreign exchange rate	25.9%~52.9%
			Recovery rate	41.0%~46.0%
			Volatility	38.2%~63.0%
Foreign exchange contracts—net	8,405	Option model	Probability of default	0.1%~13.4%
			Correlation between interest rates	54.0%~80.7%
			Correlation between interest rate and foreign exchange rate	32.9%~58.4%
			Correlation between underlying assets	52.6%~73.2%
			Recovery rate	41.0%~46.0%
Equity contracts—net	5,976	Option model	Correlation between interest rate and equity	5.7%~59.6%
			Volatility	0.0%~70.0%
Credit derivative contracts—net	(3,198)	Option model	Recovery rate	37.2%~37.2%
			Correlation between underlying assets	6.4%~100.0%

Notes:

(1)	The fair value as of March 31, 2014 and 2015 excludes the fair value of investments valued using vendor prices.
(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs.”.

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level [Table Text Block]

	March 31, 2014				March 31, 2015
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,469	¥5,469	¥—	¥—	¥2,489	¥2,489
Loans	11,510	15,834	303,757	331,101	6,452	8,830	268,977	284,259
Loans held for sale	—	549	6,890	7,439	—	50	2,179	2,229
Collateral dependent loans	11,510	15,285	296,867	323,662	6,452	8,780	266,798	282,030
Premises and equipment	—	—	6,264	6,264	—	—	6,072	6,072
Intangible assets	—	—	228	228	—	—	200	200
Goodwill	—	—	—	—	—	—	14,032	14,032
Other assets	15,138	60,833	10,161	86,132	—	—	9,783	9,783
Investments in equity method investees(1)	15,138	60,833	7,902	83,873	—	—	1,379	1,379
Other	—	—	2,259	2,259	—	—	8,404	8,404

Total	¥26,648	¥76,667	¥325,879	¥429,194	¥6,452	¥8,830	¥301,553	¥316,835

Note:

(1)	Includes investments valued at net asset value of ¥3,483 million and ¥2,130 million at March 31, 2014 and 2015, respectively. The unfunded commitments related to these investments are ¥864 million and ¥868 million at March 31, 2014 and 2015, respectively. These investments are private equity funds.

Losses (Gains) Recorded as a Result of Nonrecurring Changes in Fair Value [Table Text Block]

	Losses for the fiscal year ended March 31,
	2014	2015
	(in millions)
Investment securities	¥4,113	¥1,324
Loans	58,660	63,698
Loans held for sale	106	6
Collateral dependent loans	58,554	63,692
Premises and equipment	13,899	6,055
Intangible assets	312	677
Goodwill	7,792	3,432
Other assets	33,905	1,629
Investments in equity method investees	32,824	102
Other	1,081	1,527

Total	¥118,681	¥76,815

Gains (Losses) Related to Instruments for which Fair Value Option was Elected [Table Text Block]

	For the fiscal years ended March 31,
	2013			2014			2015
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Receivables under resale agreements(1)	¥(1,436)	¥—	¥(1,436)	¥—	¥—	¥—	¥—	¥—	¥—
Trading account securities	311,827	2,185,903	2,497,730	(225,985)	2,017,311	1,791,326	689,420	966,636	1,656,056
Other assets	(469)	—	(469)	(531)	—	(531)	(564)	—	(564)

Total	¥309,922	¥2,185,903	¥2,495,825	¥(226,516)	¥2,017,311	¥1,790,795	¥688,856	¥966,636	¥1,655,492

Financial liabilities:
Other short-term borrowings(1)	¥1,542	¥—	¥1,542	¥4,064	¥—	¥4,064	¥5,515	¥—	¥5,515
Long-term debt(1)	22,097	—	22,097	87,877	—	87,877	(1,549)	—	(1,549)

Total	¥23,639	¥—	¥23,639	¥91,941	¥—	¥91,941	¥3,966	¥—	¥3,966

Note:

(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding [Table Text Block]

	2014			2015
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Other assets	¥2,000	¥2,000	¥—	¥1,000	¥1,007	¥7

Total	¥2,000	¥2,000	¥—	¥1,000	¥1,007	¥7

Financial liabilities:
Long-term debt	¥728,385	¥687,927	¥(40,458)	¥585,694	¥584,630	¥(1,064)

Total	¥728,385	¥687,927	¥(40,458)	¥585,694	¥584,630	¥(1,064)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Balance Sheet by Level [Table Text Block]

	March 31, 2014
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,689	¥3,689	¥3,689	¥—	¥—
Interest-earning deposits in other banks	20,501	20,501	—	20,501	—
Call loans and funds sold	919	919	—	919	—
Receivables under resale agreements	7,300	7,300	—	7,300	—
Receivables under securities borrowing transactions	4,210	4,210	—	4,210	—
Investment securities(1)(2)	2,870	2,908	220	701	1,987
Loans, net of allowance for credit losses(3)	109,182	110,577	11	307	110,259
Other financial assets(4)	5,832	5,832	—	5,832	—
Financial liabilities:
Deposits
Non-interest-bearing	¥21,123	¥21,123	¥—	¥21,123	¥—
Interest-bearing	141,406	141,447	—	141,447	—
Total deposits	162,529	162,570	—	162,570	—
Call money and funds purchased	3,417	3,417	—	3,417	—
Payables under repurchase agreements	21,268	21,268	—	21,268	—
Payables under securities lending transactions	5,521	5,521	—	5,521	—
Due to trust account	750	750	—	750	—
Other short-term borrowings	11,077	11,077	—	11,077	—
Long-term debt	13,823	14,118	—	14,118	—
Other financial liabilities	5,123	5,123	—	5,123	—

	March 31, 2015
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,353	¥3,353	¥3,353	¥—	¥—
Interest-earning deposits in other banks	37,365	37,365	—	37,365	—
Call loans and funds sold	660	660	—	660	—
Receivables under resale agreements	7,273	7,273	—	7,273	—
Receivables under securities borrowing transactions	4,660	4,660	—	4,660	—
Investment securities(1)(2)	4,285	4,369	1,145	1,034	2,190
Loans, net of allowance for credit losses(3)	117,210	118,720	6	290	118,424
Other financial assets(4)	5,272	5,272	—	5,272	—
Financial liabilities:
Deposits
Non-interest-bearing	¥23,446	¥23,446	¥—	¥23,446	¥—
Interest-bearing	148,543	148,574	—	148,574	—
Total deposits	171,989	172,020	—	172,020	—
Call money and funds purchased	3,669	3,669	—	3,669	—
Payables under repurchase agreements	20,728	20,728	—	20,728	—
Payables under securities lending transactions	8,205	8,205	—	8,205	—
Due to trust account	1,611	1,611	—	1,611	—
Other short-term borrowings	11,389	11,389	—	11,389	—
Long-term debt	19,394	19,672	—	19,672	—
Other financial liabilities	7,682	7,682	—	7,682	—

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Excludes cost-method investments of ¥549 billion and ¥410 billion at March 31, 2014 and 2015, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
(3)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(4)	Excludes investments in equity method investees of ¥1,620 billion and ¥2,049 billion at March 31, 2014 and 2015, respectively.